SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION
Summary Of Significant Accounting Policies

Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions, and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment securities. First Financial classifies debt and equity securities into three categories: trading, held-to-maturity, and available-for-sale.

Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are stated at aggregate fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment in fair value. In performing this review, management considers the length of time and extent to which the security’s fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer, and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income as impairment on investment securities.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Loans and leases (excluding covered loans). Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on the accrual basis. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Loans held for sale may come from two sources: residential real estate loans newly originated for the purpose of sale to third parties and in certain circumstances, previously originated loans that have been specifically identified by management for sale based on predetermined criteria. Loans originated for sale are placed immediately into that category upon origination and are considered to be at fair market value due to the commitment to sell in a short timeframe. Loans transferred to held for sale status are carried at the lower of cost or fair value with any difference charged to the allowance for loan and lease losses. Any subsequent change in carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income.

Allowance for loan and lease losses (excluding covered loans). For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual, and classified loans, and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change. Allocation of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, is deemed to be uncollectible.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is increased by provisions charged to expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full either through payments from the borrower or from the liquidation of collateral is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a troubled debt restructuring (TDR) are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors, and the realizable value of any collateral. Interest income for impaired loans is recorded on a cash basis during the period the loan is considered impaired.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies, and other influencing factors.

Consumer loans are generally evaluated as an asset type within a category (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans which includes residential real estate, installment, home equity, credit card loans, and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions, and other significant influencing factors. Consumer loans greater than $100,000 whose terms have been modified in a TDR are individually analyzed for estimated impairment.

Covered loans: Loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions are initially covered under loss sharing agreements and are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses of up to a stated loss threshold, and 95% of losses in excess of the threshold. First Financial will reimburse the FDIC for its share of recoveries with respect to losses for which the FDIC paid First Financial a reimbursement under the loss sharing agreement. The FDIC’s obligation to reimburse First Financial for losses with respect to covered loans began with the first dollar of loss incurred.

Covered loans were recorded at their estimated fair value at the time of acquisition. Estimated fair values for covered loans were based on a discounted cash flow methodology that considered various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques.

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The cash flows expected to be collected on purchased loans are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. First Financial is accounting for the majority of purchased loans under FASB ASC Topic 310-30 except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows is recognized on all purchased loans being accounted for under FASB ASC Topic 310-30.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all loans accounted for under FASB ASC Topic 310-30. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period. Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Covered loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Allowance for loan and lease losses – covered loans. First Financial maintains an allowance for loan and lease losses on covered loans. For loans accounted for under FASB ASC Topic 310-30, expected cash flows are re-estimated periodically with any decline in expected cash flows recorded as provision expense on a discounted basis during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement on covered loan losses due from the FDIC under loss sharing agreements is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

FDIC indemnification asset. FDIC indemnification assets result from the loss share agreements in the FDIC-assisted transactions and are measured separately from the related assets covered by loss sharing agreements with by the FDIC (covered assets) as they are not contractually embedded in those assets and are not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification assets represent expected reimbursements from the FDIC for losses on covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses of up to the stated loss thresholds, and 95% of losses in excess of these amounts. FDIC indemnification assets were recorded at their estimated fair values at the time of the FDIC-assisted transaction. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows are discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification assets. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from ten to 40 years for building and building improvements; three to ten years for furniture, fixtures, and equipment; and three to five years for software, hardware, and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the asset useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

Goodwill and other intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests.

Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Other real estate owned (OREO). OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients. OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell at the date acquired. Subsequently, the properties are valued at the lower of the amount recorded when the property was placed into OREO or fair value minus estimated costs to sell based on periodic valuations performed by management. Any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Other real estate owned – covered (Covered OREO). Covered OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients on covered loans. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses of up to the stated loss thresholds, and 95% of losses in excess of these amounts. Covered OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell at the date acquired. Subsequently, the properties are valued at the lower of the amount recorded when the properties were placed into other real estate owned or fair value minus estimated costs to sell based on periodic valuations performed by management. Gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets, and the rate of compensation increase.

Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet. First Financial designates derivative instruments used to manage interest-rate risk as hedge relationships with certain assets or liabilities being hedged.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as fair value hedges to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk. As the critical terms of the hedged financial instruments and the derivative instruments coincide, the changes in the fair value of the hedged financial instruments and the derivative instruments offset and the hedges are considered to be highly effective. For a fair value hedge, the fair value of the interest rate swap is recognized on the Consolidated Balance Sheets as either a freestanding asset or liability with a corresponding adjustment to the hedged financial instrument. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a fair value hedge are offset in current period earnings. Under the fair value method, any derivative gains or losses not effective in hedging the change in fair value of the hedged item would be recognized in the Consolidated Statements of Income.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets. Changes in the fair value of the interest rate swap are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the underlying assets or liabilities, if any, would be recognized immediately in income.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the notional values of interest rate swaps and other off-balance sheet financial instruments significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, cancelled, or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings per share. Basic net income per common share is computed by dividing net income applicable to common stock by the weighted average number of shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing net income applicable to common stock by the weighted average number of shares, nonvested stock, and dilutive common stock equivalents outstanding during the period. Common stock equivalents consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock plans and the assumed conversion of common stock warrants, using the treasury stock method.

Cash and Due from Banks. Cash and due from banks consist of currency, coin, and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.

Segments and related information. In 2011, management continued to review operating performance and make decisions as one banking segment in contiguous geographic markets.